Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Stock by Class
The Company’s preferred shares authorized, issued and outstanding consisted of the following:

	December 31,
	2019	2018
Preferred shares authorized, $0.001 par value	20,000,000	20,000,000
Series A shares issued and outstanding	6,375	6,375
Series A-2 shares issued and outstanding	4,000	14,000

Summary of Cash, PIK and Special Cash Dividends
During the years ended December 31, 2019 and 2018, HC2's Board of Directors declared cash dividends with respect to HC2’s issued and outstanding Preferred Stock, excluding Preferred Stock owned by CGI which is eliminated in consolidation, as presented in the following table (in millions):

2019

Declaration Date	March 31, 2019	June 30, 2019	September 30, 2019	December 31, 2019
Holders of Record Date	March 31, 2019	June 30, 2019	September 30, 2019	December 31, 2019
Payment Date	April 15, 2019	July 15, 2019	October 15, 2019	January 15, 2020
Total Dividend	$0.2	$0.2	$0.2	$0.2

2018

Declaration Date	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
Holders of Record Date	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
Payment Date	April 16, 2018	July 17, 2018	October 15, 2018	January 15, 2019
Total Dividend	$0.5	$0.5	$0.5	$0.4

Warrants

In Connection with the acquisition of CGI and UTA in 2015, the Company issued five year warrants to purchase 2,000,000 shares of the Company's common stock at an exercise price of $7.08 per share, subject to customary adjustments for stock splits or similar transactions, exercisable on or after February 3, 2016. As of December 31, 2019, the holder can purchase 2,168,454 shares of the Company’s common stock at an exercise price of $6.53. The warrants expire on December 24, 2020.